(Loss)/Earning Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Components of the numerator for the calculation of basic and diluted EPS
Net loss from continuing operations - basic	$ (162,205)	$ (101,214)
Net loss from continuing operations - diluted	(162,205)	(101,214)
Net income/(loss) from discontinued operations - basic	568,047	(180,469)
Net income/(loss) from discontinued operations - diluted	$ 568,047	$ (180,469)
Weighted average number of shares outstanding
Weighted average number of common shares outstanding, basic (in shares)	108,204	95,630
Earnings Per Share, Basic and Diluted [Abstract]
Basic EPS from continuing operations (in USD per share)	$ (1.50)	$ (1.06)
Dilutive EPS from continuing operations (in USD per share)	(1.50)	(1.06)
Basic EPS from discontinued operations (in USD per share)	5.25	(1.89)
Dilutive EPS from discontinued operations (in USD per share)	$ 5.25	$ (1.89)